SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income before income taxes	$ 12,353,347	$ 7,003,351
Effective income tax rate	17.00%	17.00%
Income tax expense at statutory rate	$ 2,100,068	$ 1,190,569
Effect of different tax rates in other countries	7,223	60,444
Income not subject to tax deduction	(273,615)
Expenses not subject to tax deduction	2,150	343,293
Net operating losses	468,263	42,269
Other tax adjustments	25,183	1,160
Income tax expense	$ 2,329,272	$ 1,637,735